Employees' Emoluments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of employees' emoluments
	Year ended December 31,
	2021	2020	2019
Salaries and other short-term benefits	1,202,852	1,741,293	2,086,041
Defined contribution benefit schemes	123,287	95,978	290,414
Total employee benefits expense (including directors’ emoluments)	1,326,139	1,837,271	2,376,455